SCHEDULE OF DEBT (Details) - Ensysce Biosciences, Inc [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Principal balance	$ 450,000	$ 4,400,000	$ 3,300,000
Accrued interest	16,055	787,996	406,110
Debt Instrument, Unamortized Discount		(942,914)	(1,084,703)
Net debt balance	466,055	4,245,082	$ 2,621,407
Twenty Twenty Promissory Notes [Member]
Short-term Debt [Line Items]
Principal balance	100,000	100,000
Accrued interest	6,722	1,694
Debt Instrument, Unamortized Discount
Net debt balance	106,722	101,694
Twenty Twenty One Promissory Notes [Member]
Short-term Debt [Line Items]
Principal balance	350,000
Accrued interest	9,333
Debt Instrument, Unamortized Discount
Net debt balance	$ 359,333
2015 Convertible Notes [Member]
Short-term Debt [Line Items]
Principal balance		100,000
Accrued interest		28,671
Debt Instrument, Unamortized Discount
Net debt balance		128,671
2018 Convertible Notes [Member]
Short-term Debt [Line Items]
Principal balance		3,500,000
Accrued interest		727,905
Debt Instrument, Unamortized Discount		(783,124)
Net debt balance		3,444,781
2020 Convertible Notes [Member]
Short-term Debt [Line Items]
Principal balance		700,000
Accrued interest		29,726
Debt Instrument, Unamortized Discount		(159,790)
Net debt balance		$ 569,936